5 Business combinations (Details 8) - Guardaya Empreendimentos and Participacoes S.A. ("Guardaya") [Member]	Mar. 29, 2019
Trademarks [member]
Disclosure of detailed information about business combination [line items]
Valuation technique	Relief-from-royalty - This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.
Customer relationships [member]
Disclosure of detailed information about business combination [line items]
Valuation technique	Multi-period excess earning method - The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.
Educational content [member]
Disclosure of detailed information about business combination [line items]
Valuation technique	Replacement cost - This methodology is based on the estimate of the cost of replacing the asset with a new one (acquisition or reconstruction), adjusted to reflect the losses of value resulting from the physical deterioration and the economic functional obsolescence of the asset.